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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MatlinPatterson Capital Management L.P.
           520 Madison Avenue
           New York, NY 10022-4213

Form 13F File Number:      028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mike Sukhadwala
Title:            Portfolio Manager
Phone:            (212) 651-4248

Signature, Place, and Date of Signing:

/s/ Mike Sukhadwala               New York, NY              October 27, 2009
-------------------------      -------------------       ---------------------
     [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:


Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                    5
                                                          ------------------

Form 13F Information Table Value Total:                             $111,004
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         -------------              ----------------------------

         None.


                                              MatlinPatterson Capital Management L.P.
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2009


                                                                                       Investment Discretion       Voting Authority

                                                    Fair Market   Shares or
                          Title of       Cusip         Value      Principal  SH/  Put/      Shared  Shared  Other
Issuer                    of Class       Number    (in thousands)   Amount   PRN  Call Sole Defined  Other Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN SUPERIOR
ENERGY INC                  COM        136644101       $11,736   13,646,884  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
                            RUSSELL
ISHARES TR                  2000       464287655       $37,650      625,000  SH   PUT    X                           X
------------------------------------------------------------------------------------------------------------------------------------
                            RUSSELL
ISHARES TR                  2000       464287655       $37,650      625,000  SH   CALL   X                           X
------------------------------------------------------------------------------------------------------------------------------------

TOREADOR RES CORP           COM        891050106       $22,268    2,229,077  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------

VAALCO ENERGY INC           COM NEW    91851C201       $1,700       369,600  SH          X                           X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                         $111,004
